Remuneration System for the Management Board and Employees of the Group (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Development of Stock Options
The table below shows the development of the stock option plans in the financial year 2023.

	April 2017 Stock Option Plan	April 2018 Stock Option Plan	April 2019 Stock Option Plan	October 2019 Stock Option Plan	April 2020 Stock Option Plan	October 2021 Stock Option Plan
Outstanding on January 1, 2023	68,305	63,127	68,641	57,078	95,275	125,135
Granted	0	0	0	0	0	0
Adjustment due to Performance Criteria	0	0	(48,706)	(24,543)	0	0
Exercised	0	0	0	0	0	0
Forfeited	0	0	0	0	(384)	(17,918)
Expired	0	0	0	0	0	0
Outstanding on December 31, 2023	68,305	63,127	19,935	32,535	94,891	107,217
Exercisable on December 31, 2023	68,305	63,127	19,935	32,535	0	0
Weighted-average Exercise Price (€)	55.52	81.04	87.86	106.16	93.66	44.91

Summary of Fair Value of Stock Options	The parameters and fair value of each program are listed in the table below.

	April 2019 Stock Option Plan	October 2019 Stock Option Plan	April 2020 Stock Option Plan	October 2021 Stock Option Plan
Share Price on Grant Date in €	85.00	98.10	94.90	40.75
Exercise Price in €	87.86	106.16	93.66	44.91
Expected Volatility of the MorphoSys share in %	37.76	38.02	39.86	40.51
Expected Volatility of the Nasdaq Biotech Index in %	18.61	18.17	25.32	24.95
Expected Volatility of the TecDAX Index in %	26.46	24.82	20.48	22.17
Performance Term of Program in Years	4	4	4	4
Dividend Yield in %	n/a	n/a	n/a	n/a
Risk-free Interest Rate in %	between 0.02 and 0.13	between 0.00 and 0.02	between (0.55) and (0.83)	between (0.70) and (0.22)
Fair Value on Grant Date in €	31.81	35.04	38.20	16.67

Summary of Development of the LTI plans
The table below shows the development of the LTI plans in the financial year 2023.

April 2019 Long-Term Incentive Program
Outstanding on January 1, 2023	18,821
Granted	0
Adjustment due to Performance Criteria	(6,526)
Exercised	(12,295)
Forfeited	0
Expired	0
Outstanding on December 31, 2023	0
Exercisable on December 31, 2023	0
Weighted-average Exercise Price (€)	n/a

Summary of Fair Value of LTI Plans	The parameters and the fair value of each program are listed in the table below.

April 2019 Long-Term Incentive Program
Share Price on Grant Date in €	85.00
Exercise Price in €	n/a
Expected Volatility of the MorphoSys share in %	37.76
Expected Volatility of the Nasdaq Biotech Index in %	18.61
Expected Volatility of the TecDAX Index in %	26.46
Performance Term of Program in Years	4
Dividend Yield in %	n/a
Risk-free Interest Rate in %	between 0.02 and 0.13
Fair Value on Grant Date in €	106.85

Summary of Development of RSU Plans
The table below shows the development of the performance shares under the MorphoSys RSU Plans in the financial year 2023.

	MorphoSys US Inc. – April 2021 Restricted Stock Unit Plan	MorphoSys US Inc. – October 2021 Restricted Stock Unit Plan	MorphoSys US – June 2022 Restricted Stock Unit Plan	MorphoSys US - October 2022 Restricted Stock Unit Plan	MorphoSys US – April 2023 Restricted Stock Unit Plan	MorphoSys US Inc. – October 2023 Restricted Stock Unit Plan
Outstanding on January 1, 2023	18,900	27,676	331,083	38,339	0	0
Granted	0	0	0	0	494,979	26,606
Exercised	0	0	0	0	0	0
Forfeited	(3,639)	(2,738)	(65,179)	(8,115)	(53,646)	0
Expired	0	0	0	0	0	0
Outstanding on December 31, 2023	15,261	24,938	265,904	30,224	441,333	26,606
Exercisable on December 31, 2023	0	0	0	0	0	0
Weighted-average Exercise Price (€)	n/a	n/a	n/a	n/a	n/a	n/a

Summary of Development of Cash-settled Programs
The table below shows the development of the Performance Share Unit Programs and the Restricted Stock Unit Plans in the financial year 2023.

	MorphoSys US Inc. – April 2020 Restricted Stock Unit Plan	MorphoSys US Inc. – October 2020 Restricted Stock Unit Plan	April 2020 Performance Share Unit Program	June 2020 Performance Share Unit Program	April 2021 Performance Share Unit Program
Outstanding on January 1, 2023	11,597	3,232	24,453	8,361	99,549
Granted	0	0	0	0	0
Exercised	(10,719)	(2,628)	0	0	0
Forfeited	(878)	(604)	(98)	0	(1,785)
Expired	0	0	0	0	0
Outstanding on December 31, 2023	0	0	24,355	8,361	97,764
Exercisable on December 31, 2023	0	0	0	0	0
Weighted-average Exercise Price (€)	n/a	n/a	n/a	n/a	n/a

	October 2021 Performance Share Unit Program	June 2022 Performance Share Unit Program	October 2022 Performance Share Unit Program	April 2023 Performance Share Unit Program	October 2023 Performance Share Unit Program
Outstanding on January 1, 2023	4,373	609,869	40,414	0	0
Granted	0	0	0	982,783	40,086
Exercised	0	0	0	0	0
Forfeited	0	(47,724)	(1,828)	(38,413)	0
Expired	0	0	0	0	0
Outstanding on December 31, 2023	4,373	562,145	38,586	944,370	40,086
Exercisable on December 31, 2023	0	0	0	0	0
Weighted-average Exercise Price (€)	n/a	n/a	n/a	n/a	n/a

Summary of Fair Value of Cash-settled Programs	The parameters and the fair value of each program are listed in the table below.

	April 2020 Performance Share Unit Program	June 2020 Performance Share Unit Program	April 2021 Performance Share Unit Program	October 2021 Performance Share Unit Program
Share Price in € on December 31, 2023	34.00	34.00	34.00	34.00
Exercise Price in €	n/a	n/a	n/a	n/a
Expected Volatility of the MorphoSys share in %	76.43	76.43	79.21	73.66
Expected Volatility of the EURO STOXX Total Market Pharmaceuticals & Biotechnology Index in %	19.14	19.14	18.66	18.38
Remaining Performance Term of Program in Years	0.25	0.42	1.25	1.75
Dividend Yield in %	n/a	n/a	n/a	n/a
Risk-free Interest Rate in %	3.56	3.51	2.93	2.55
Fair Value on December 31, 2023, in €	0.01	1.77	15.55	22.82

		June 2022 Performance Share Unit Program	October 2022 Performance Share Unit Program	April 2023 Performance Share Unit Program	October 2023 Performance Share Unit Program
Share Price in € on December 31, 2023	Share Price in € on	34.00	34.00	34.00	34.00
Exercise Price in €		n/a	n/a	n/a	n/a
Expected Volatility of the MorphoSys share in %		65.29	62.92	59.28	57.35
Expected Volatility of the EURO STOXX Total Market Pharmaceuticals & Biotechnology Index in %		17.67	16.94	17.71	17.93
Remaining Performance Term of Program in Years		2.42	2.75	3.25	3.75
Dividend Yield in %		n/a	n/a	n/a	n/a
Risk-free Interest Rate in %		2.32	2.29	2.22	2.13
Fair Value on December 31, 2023, in €	Fair Value on , in €	24.64	22.83	21.03	25.28

Summary of Shares of Related Parties

Shares
	1/1/2023	Additions	Sales	12/31/2023
Management Board
Jean-Paul Kress, M.D.	0	0	0	0
Sung Lee[1]	2,250	—	—	—
Charlotte Lohmann[2]	1,168	157	0	1,325
Lucinda Crabtree, Ph.D.[3]	—	0	0	0
Total	3,418	157	0	1,325
Supervisory Board
Marc Cluzel, M.D., Ph.D.	4,500	4,025	0	8,525
Michael Brosnan**	5,000	0	0	5,000
Sharon Curran	0	0	0	0
George Golumbeski, Ph.D.	0	0	0	0
Andrew Cheng, M.D., Ph.D.	0	0	0	0
Krisja Vermeylen	2,000	1,000	0	3,000
Total	11,500	5,025	0	16,525

Summary of Stock Options of Related Parties

Stock Options
	1/1/2023	Additions	Adjustment due to Performance Criteria[4]	Forfeitures	Exercises	12/31/2023
Management Board
Jean-Paul Kress, M.D.	81,989	0	(24,543)	0	0	57,446
Sung Lee[1]	0	—	—	—	—	—
Charlotte Lohmann[2]	4,595	0	(1,493)	0	0	3,102
Lucinda Crabtree, Ph.D.[3]	—	0	0	0	0	0
Total	86,584	0	(26,036)	0	0	60,548

Summary of Performance Shares of Related Parties

Performance Shares from LTI plans
	1/1/2023	Additions	Adjustment due to Performance Criteria[4]	Forfeitures	Conversion to Shares		12/31/2023
Management Board
Jean-Paul Kress, M.D.	0	0	0	0	0		0
Sung Lee[1]	0	—	—	—	—		—
Charlotte Lohmann[2]	626	0	(469)	0	(157)		0
Lucinda Crabtree, Ph.D.[3]	—	0	0	0	0		0
Total	626	0	(469)	0	(157)	0	0

[1] Sung Lee resigned as a member of the Management Board with effect from the end of March 17, 2023. Changes after his departure from the Management Board are not presented.
[2] With effect as of March 1, 2023, Charlotte Lohmann has been appointed as a member of the Management Board and Chief Legal Officer until the end August 31, 2023. Opening and closing balances presented in the tables were held by Charlotte Lohmann correspondingly before and after she was appointed as a member of the Management Board.
[3] Lucinda Crabtree joined the Management Board of MorphoSys AG effective August 8, 2023.
[4] Adjustment due to established performance criteria. For performance criteria that have not been met, a target achievement of 100% is assumed.

Summary Of Remuneration of Key Management Personnel
The total compensation for key management personnel (Management Board and members of the Executive Committee) in 2023 and 2022 were as follows.

in €	2023	2022
Total Short-Term Employee Benefits	7,857,680	7,847,207
Total Post-Employment Benefits	416,054	405,922
Total Termination Benefits	0	320,248
Total Share-Based Payment	10,060,828	1,317,464
Total Compensation	18,334,562	9,890,841

Summary of Remuneration of Supervisory Board
The total remuneration for the Supervisory Board, excluding reimbursed travel costs, in 2023 and 2022 was as follows.

	Fixed Compensation		Attendance Fees[1]		Total Compensation
in €	2023	2022	2023	2022	2023	2022
Marc Cluzel, M.D., Ph.D.	104,210	104,210	56,000	45,200	160,210	149,410
Michael Brosnan	67,026	57,284	49,937	34,000	116,963	91,284
Sharon Curran	56,663	45,284	36,000	27,200	92,663	72,484
George Golumbeski, Ph.D.	69,289	70,926	30,800	29,200	100,089	100,126
Andrew Cheng, M.D., Ph.D.	45,284	28,240	34,800	12,400	80,084	40,640
Wendy Johnson	—	19,302	—	20,400	—	39,702
Krisja Vermeylen	57,284	57,284	39,200	32,000	96,484	89,284
Total	399,756	382,530	246,737	200,400	646,493	582,930